Condensed Combined And Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2022 $ / shares shares
Class A common stock subject to possible redemption, shares	1,129,589
Common Class A [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	5,500,000,000
Common stock, shares issued	72,909,609
Common stock, shares outstanding	72,909,609
Common Class V [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	3,250,000,000
Common stock, shares issued	3,148,720,212
Common stock, shares outstanding	3,148,720,212